Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Current assets:
Cash and cash equivalents	$ 116,976	$ 68,088	$ 59,853	$ 29,402
Restricted cash	37	45	45	395
Short-term investments	139,485
Accounts receivable, net	55,924	44,860	24,495	9,732
Current portion of deferred commissions	12,236	6,087	3,922	2,267
Prepaid expenses and other current assets	5,675	9,883	8,578	5,696
Current portion of deferred tax assets	1,544	1,544
Total current assets	331,877	130,507	96,893	47,492
Deferred commissions, less current portion	9,734	4,597	1,941	2,052
Property and equipment, net	39,086	20,695	9,467	1,698
Other assets	1,507	524	445	127
Total assets	382,204	156,323	108,746	51,369
Current liabilities:
Accounts payable	5,680	9,411	2,098	1,570
Accrued expenses and other current liabilities	32,038	25,608	18,584	12,729
Current portion of deferred revenue	128,970	91,087	66,894	31,282
Current portion of deferred rent		455	410	113
Total current liabilities	166,688	126,561	87,986	45,694
Deferred revenue, less current portion	18,976	13,549	7,752	9,449
Deferred rent, less current portion	433	2,935	3,132	249
Other long-term liabilities	4,839	2,532	397	12
Total liabilities	190,936	145,577	99,267	55,404
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock
Common stock	123	22	21	16
Additional paid-in capital	286,376	9,793	2,936
Accumulated other comprehensive income	326	899	118	8
Accumulated deficit	(95,557)	(68,140)	(61,456)	(71,286)
Total stockholders' equity (deficit)	191,268	(57,426)	(58,381)	(71,262)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	382,204	156,323	108,746	51,369
Series C redeemable convertible preferred stock
Convertible preferred stock:
Convertible preferred stock		5,957	5,948	5,930
Series A redeemable convertible preferred stock
Convertible preferred stock:
Convertible preferred stock		3,805	3,704	3,504
Series B redeemable convertible preferred stock
Convertible preferred stock:
Convertible preferred stock		7,165	6,963	6,548
Series D convertible preferred stock
Convertible preferred stock:
Convertible preferred stock		$ 51,245	$ 51,245	$ 51,245